Average Annual Total Returns (Vanguard Wellesley Income Fund)	12 Months Ended
Sep. 30, 2013
Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.19%
Five Years	11.08%
Ten Years	7.15%
Inception Date	Jul. 01, 1970
Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.27%
Five Years	11.16%
Ten Years	7.24%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.29%
Five Years	9.70%
Ten Years	5.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.94%
Five Years	8.44%
Ten Years	5.32%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.44%
Five Years	10.32%
Ten Years	6.49%
Wellesley Income Composite Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.44%
Five Years	10.32%
Ten Years	6.49%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.99%)
Five Years	6.44%
Ten Years	4.78%
Barclays U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.99%)
Five Years	6.44%
Ten Years	4.78%